Capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Partners' Capital Notes [Abstract]
Schedule of authorized to issue an unlimited number
	June 30, 2021
Price per share	Class A	Class B	Class C
$1.00	441,482	27,120	—
0.10	—	—	9
0.88	11,364	—	—

Total shares outstanding	452,846	27,120	9
	December 31, 2020
Price per share	Class A	Class B	Class C
$ 1.00	441,482	27,120	—
0.10	—	—	9
0.88	11,364	—	—

Total shares outstanding	452,846	27,120	9

	2020
Price per share	Class A	Class B	Class C
$1.00	441,482	27,120	—
0.10	—	—	9
0.88	11,364	—	—
Total shares outstanding	452,846	27,120	9
	2019
Price per share	Class A	Class B	Class C
$1.00	441,482	27,120	—
0.10	—	—	9
0.88	11,364	—	—
Total shares outstanding	452,846	27,120	9